Derivative Instruments - Offsetting of Derivative Assets (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Offsetting of Derivative Assets
Gross Amount of Recognized Assets	$ 6,127,320	$ 8,801,134
Gross Amounts Offset in the Consolidated Statement of Financial Condition	(4,581,389)	(7,046,098)
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition	1,545,931	1,755,036
Futures Contracts
Offsetting of Derivative Assets
Gross Amount of Recognized Assets	5,166,127	6,950,709
Gross Amounts Offset in the Consolidated Statement of Financial Condition	(2,886,203)	(6,123,114)
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition	2,279,924	827,595
Forward Contracts
Offsetting of Derivative Assets
Gross Amount of Recognized Assets	556,627	682,325
Gross Amounts Offset in the Consolidated Statement of Financial Condition	(555,922)	(922,984)
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition	705	(240,659)
Swap Contracts
Offsetting of Derivative Assets
Gross Amount of Recognized Assets	404,566	1,168,100
Gross Amounts Offset in the Consolidated Statement of Financial Condition	(1,139,264)
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition	$ (734,698)	$ 1,168,100